Classification of Financial Instruments - Classification of Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 4,342,887	₩ 3,234,780	₩ 2,635,238	₩ 2,029,584
Categories of current financial assets
Current financial assets at fair value through profit or loss	2,054,021	3,181,791
Current financial assets at amortized costs	28,905	16,762
Current Derivative assets	307,732	289,603
Other financial assets	716,739	798,819
Trade and other receivables	11,985,735	10,461,822
Total current financial assets And Cash and cash equivalents	19,436,019	17,983,577
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	657,264	527,717
Non-current financial assets at fair value through other comprehensive income	502,443	502,829
Non-current financial assets at amortized costs	9,938	10,236
Non-current Derivative assets	692,662	728,421
Other financial assets	1,683,907	1,567,632
Trade and other receivables	2,193,587	2,153,080
Total non-current financial assets	5,739,801	5,489,915
Total financial assets	25,175,820	23,473,492
Financial assets at fair value through profit or loss
Categories of current financial assets
Current financial assets at fair value through profit or loss	2,054,021	3,181,791
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	490,589	301,121
Financial assets at fair value through profit or loss | At fair value [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	2,054,021	3,181,791
Current financial assets at amortized costs	0	0
Current Derivative assets	227,434	154,730
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	2,281,455	3,336,521
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	657,264	527,717
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	503,514	538,342
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	1,160,778	1,066,059
Total financial assets	3,442,233	4,402,580
Financial assets at fair value through other comprehensive income | At fair value [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	0	0
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	502,443	502,829
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	502,443	502,829
Total financial assets	502,443	502,829
Financial assets at amortized cost | At amortized cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	4,342,887	3,234,780
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	28,905	16,762
Current Derivative assets	0	0
Other financial assets	716,739	798,819
Trade and other receivables	11,985,735	10,461,822
Total current financial assets And Cash and cash equivalents	17,074,266	14,512,183
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	9,938	10,236
Non-current Derivative assets	0	0
Other financial assets	1,683,907	1,567,632
Trade and other receivables	2,193,587	2,153,080
Total non-current financial assets	3,887,432	3,730,948
Total financial assets	20,961,698	18,243,131
Derivative assets (applying hedge accounting)
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	80,298	134,873
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	80,298	134,873
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	189,148	190,079
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	189,148	190,079
Total financial assets	₩ 269,446	₩ 324,952